Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Apr. 01, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 06, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 10, 2016	Dec. 31, 2015	Sep. 30, 2015
C000118817
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,405	$ 13,200		$ 13,081	$ 12,692	$ 12,713	$ 12,405	$ 12,229	$ 12,128	$ 11,835	$ 11,782	$ 11,867	$ 11,605	$ 11,467	$ 11,778	$ 11,915	$ 11,953	$ 11,823	$ 11,675	$ 11,481	$ 11,361	$ 11,219	$ 11,033	$ 10,752	$ 10,835	$ 10,721	$ 10,686	$ 10,517	$ 10,345	$ 10,373	$ 10,365	$ 10,315	$ 10,294		$ 10,279	$ 10,233	$ 10,287	$ 10,221	$ 10,248	$ 10,223	$ 10,140		$ 9,963	$ 10,000
C000118815
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 13,528	13,317		13,193	12,802	12,816	12,503	12,323	12,220	11,918	11,865	11,945	11,680	11,540	11,851	11,986	12,021	11,887	11,733	11,538	11,414	11,269	11,079	10,796	10,873	10,758	10,717	10,548	10,373	10,399	10,390	10,338	10,317		10,295	10,250	10,304	10,233	10,254	10,227	10,143		9,963	10,000
C000118814
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 13,510	13,301		13,178	12,785	12,798	12,491	12,311	12,207	11,909	11,854	11,936	11,671	11,530	11,839	11,979	12,011	11,877	11,726	11,534	11,411	11,261	11,073	10,791	10,871	10,754	10,716	10,545	10,368	10,394	10,384	10,335	10,314		10,292	10,246	10,300	10,230	10,251	10,227	10,140		9,959	10,000
C000118816
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,768,426	6,665,723		6,601,295	6,406,465	6,412,683	6,255,998	6,167,997	6,115,769	5,963,742	5,938,174	5,979,275	5,845,995	5,772,794	5,929,578	5,997,045	6,014,696	5,947,657	5,871,519	5,772,811	5,710,918	5,638,288	5,543,236	5,402,288	5,439,727	5,383,453	5,361,776	5,278,270	5,189,723	5,202,569	5,197,304	5,169,924	5,159,386		5,150,249	5,127,414	5,152,325	5,117,035	5,127,677	5,113,262	5,070,016		4,979,407	5,000,000
C000166998
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 19,107	18,363		17,738	17,297	17,631	16,605	16,586	16,185	14,831	14,965	14,604	14,242	12,975	13,338	15,055	16,403	16,531	16,645	15,978	16,629	15,608	15,064	12,972	14,462	14,104	13,932	13,352	12,286	12,437	12,074	12,343	12,395		12,147	11,752	11,427	10,936	11,351	10,746	10,154	$ 10,000
C000166997
Account Value [Line Items]
Account Value	$ 78,359	75,222		72,640	70,848	72,140	67,973	67,825	66,169	60,591	61,138	59,621	58,144	52,942	54,393	61,402	66,846	67,348	67,789	65,030	67,687	63,518	61,232	52,741	58,773	57,283	56,583	54,187	49,865	50,458	48,975	50,020	50,216	$ 50,000
C000259071
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 10,381		$ 10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,759		11,619	11,304	11,661	11,085	11,078	11,165	10,452	10,801	10,893	10,580	10,385	10,904	11,441	12,162	12,161	12,155	11,936	12,353	12,271	12,195	11,852	11,490	11,470	11,215	10,880	10,569	10,399	10,397	10,413	10,568		10,527	10,438	10,290	10,206	10,519	10,471	10,244		9,943	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,759		11,619	11,304	11,661	11,085	11,078	11,165	10,452	10,801	10,893	10,580	10,385	10,904	11,441	12,162	12,161	12,155	11,936	12,353	12,271	12,195	11,852	11,490	11,470	11,215	10,880	10,569	10,399	10,397	10,413	10,568		10,527	10,438	10,290	10,206	10,519	10,471	10,244		9,943	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,759		11,619	11,304	11,661	11,085	11,078	11,165	10,452	10,801	10,893	10,580	10,385	10,904	11,441	12,162	12,161	12,155	11,936	12,353	12,271	12,195	11,852	11,490	11,470	11,215	10,880	10,569	10,399	10,397	10,413	10,568		10,527	10,438	10,290	10,206	10,519	10,471	10,244		9,943	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	5,879,521		5,809,413	5,652,223	5,830,741	5,542,732	5,539,125	5,582,429	5,226,154	5,400,659	5,446,646	5,289,956	5,192,692	5,451,782	5,720,263	6,081,117	6,080,410	6,077,263	5,968,062	6,176,360	6,135,324	6,097,563	5,925,972	5,745,096	5,734,758	5,607,511	5,439,979	5,284,465	5,199,429	5,198,434	5,206,677	5,283,865		5,263,436	5,219,150	5,144,800	5,103,121	5,259,622	5,235,629	5,122,237		4,971,501	5,000,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 10,097	10,158		9,467	9,233	9,912	9,134	9,331	9,641	8,827	9,195	9,398	9,119	8,538	9,367	10,526	11,216	11,350	11,533	11,428	12,066	11,482	11,026	10,665	10,959	10,886	10,949	10,587	10,428	10,334	10,517	11,043	10,657		10,486	10,233	9,882	9,643	10,746	10,637	10,287	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 47,720	48,005		44,741	43,637	46,843	43,167	44,098	45,561	41,718	43,455	44,415	43,096	40,350	44,267	49,747	53,006	53,638	54,506	54,009	57,026	54,264	52,109	50,403	51,792	51,445	51,743	50,033	49,284	48,839	49,703	52,190	50,365	50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,297		10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 13,572	13,363		13,237	12,846	12,860	12,548	12,374	12,270	11,960	11,909	11,991	11,734	11,584	11,896	12,029	12,064	11,925	11,771	11,575	11,453	11,304	11,110	10,826	10,900	10,778	10,743	10,568	10,396	10,419	10,407	10,357	10,335		10,314	10,265	10,317	10,245	10,262	10,232	10,146		9,965	10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 13,572	13,363		13,237	12,846	12,860	12,548	12,374	12,270	11,960	11,909	11,991	11,734	11,584	11,896	12,029	12,064	11,925	11,771	11,575	11,453	11,304	11,110	10,826	10,900	10,778	10,743	10,568	10,396	10,419	10,407	10,357	10,335		10,314	10,265	10,317	10,245	10,262	10,232	10,146		9,965	10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 13,572	13,363		13,237	12,846	12,860	12,548	12,374	12,270	11,960	11,909	11,991	11,734	11,584	11,896	12,029	12,064	11,925	11,771	11,575	11,453	11,304	11,110	10,826	10,900	10,778	10,743	10,568	10,396	10,419	10,407	10,357	10,335		10,314	10,265	10,317	10,245	10,262	10,232	10,146		9,965	10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 6,786,230	6,681,402		6,618,497	6,422,954	6,429,802	6,273,960	6,186,940	6,135,048	5,979,753	5,954,267	5,995,331	5,867,014	5,792,092	5,947,991	6,014,410	6,032,206	5,962,444	5,885,504	5,787,573	5,726,359	5,652,186	5,554,961	5,412,768	5,450,204	5,388,763	5,371,318	5,284,169	5,198,096	5,209,345	5,203,686	5,178,625	5,167,655		5,157,060	5,132,546	5,158,533	5,122,742	5,130,847	5,116,054	5,072,982		$ 4,982,568	$ 5,000,000
NACC2 Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 14,445	13,790		13,347	13,054	13,312	12,540	12,502	12,253	11,224	11,481	11,235	11,030	10,202	10,691	12,071	13,415	13,475	13,570	13,040	13,660	12,912	12,620	11,241	12,978	12,747	12,558	12,066	11,282	11,425	11,168	11,578	11,784		$ 11,649	$ 11,350	$ 11,101	$ 10,688	$ 11,136	$ 10,703	$ 10,192	$ 10,000
NACC2 Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 61,520	$ 58,730		$ 56,841	$ 55,593	$ 56,693	$ 53,406	$ 53,245	$ 52,182	$ 47,801	$ 48,893	$ 47,848	$ 46,973	$ 43,450	$ 45,529	$ 51,407	$ 57,133	$ 57,386	$ 57,790	$ 55,536	$ 58,177	$ 54,989	$ 53,745	$ 47,875	$ 55,271	$ 54,287	$ 53,482	$ 51,387	$ 48,047	$ 48,657	$ 47,562	$ 49,309	$ 50,185	$ 50,000
NACC2 Index: Bloomberg U.S. Universal 1-5 Year Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 1-5 Year Float Adjusted Index
Account Value	$ 10,300		$ 10,000